Short-term investments and Cash and Cash equivalents	6 Months Ended
Jun. 30, 2020
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Short-term investments and Cash and Cash equivalents
2.5.10 Short-term investments and Cash and Cash equivalents

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Short-term investments	—	—
Cash and cash equivalents	26 692	39 338

Total Short-term investments and Cash and Cash equivalents	26 692	39 338

The Group’s
treasury position
1
amounted to €26.7 million at June 30, 2020. Which accounts for a decrease of €12.6 million as compared to year-end
2019, as a result of cash used in the Group’s operations during the period. See disclosure note 2.5.7.
Given the level of market interest rates for corporate deposits of short-term maturities, the Group has reduced the amounts invested in short-term deposits over the years 2019.

1
‘Treasury position’ is an alternative performance measure determined by adding Short-term investments and Cash and cash equivalents from the statement of financial position prepared in accordance with IFRS.